CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares, par value US$0.0001 per share CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2018 | ¥	[1]	¥ 77	¥ (254)	¥ 1,293,968	¥ 16,390	¥ (1,673,594)	¥ (363,413)
Beginning balance, issued (in shares) at Dec. 31, 2018	[1]	123,132,842	4,000
Beginning balance, Outstanding (in shares) at Dec. 31, 2018	[1]	123,128,842
Increase (Decrease) in Stockholders' Equity
Acquisition under common control (Note 1) | ¥	[1]	¥ 43		2,521,491			2,521,534
Acquisition under common control, Issued (in shares)	[1]	61,981,412
Acquisition under common control, Outstanding (in shares)	[1]	61,981,412
Contribution from CreditEase (Note 1) | ¥	[1]			1,216,734			1,216,734
Disposal under common control (Note 1) | ¥	[1]			(54,706)			(54,706)
Purchase of non-controlling interest | ¥				1,767			1,767
Share-based awards provided to employees | ¥		¥ 1		43,940			43,941
Share-based awards provided to employees, issued (in shares)		803,880
Share-based awards provided to employees, Outstanding (in shares)		803,880
Share-based awards provided to employees of consolidated group of CreditEase | ¥				15,497		(15,497)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)		414,310
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)		414,310
Repurchase of ordinary shares | ¥			¥ (36,843)				(36,843)
Repurchase of ordinary shares (in shares)		(733,372)	733,372
Foreign currency translation adjustments | ¥					1,626		1,626
Unrealized gains on available-for-sale investments | ¥					3,839		3,839
Net income/(loss) | ¥						1,155,611	1,155,611
Ending balance at Dec. 31, 2019 | ¥		¥ 121	¥ (37,097)	5,038,691	21,855	(533,480)	4,490,090
Ending balance, issued (in shares) at Dec. 31, 2019		186,332,444	737,372
Ending balance, Outstanding (in shares) at Dec. 31, 2019		185,595,072
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards related to credit losses of financial instruments | ¥						(26,054)	(26,054)
Share-based awards provided to employees | ¥				14,173			14,173
Share-based awards provided to employees, issued (in shares)		940,736
Share-based awards provided to employees, Outstanding (in shares)		940,736
Share-based awards provided to employees of consolidated group of CreditEase | ¥				5,312		(5,312)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)		296,460
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)		296,460
Surrender and cancellation of ordinary shares (in shares)	[2]	(18,560,000)
Repurchase of ordinary shares | ¥			¥ (3,050)				(3,050)
Repurchase of ordinary shares (in shares)		(306,558)	306,558
Foreign currency translation adjustments | ¥					(8,293)		(8,293)
Unrealized gains on available-for-sale investments | ¥					3,546		3,546
Net income/(loss) | ¥						(692,748)	(692,748)
Ending balance at Dec. 31, 2020 | ¥		¥ 121	¥ (40,147)	5,058,176	17,108	(1,257,594)	¥ 3,777,664
Ending balance, issued (in shares) at Dec. 31, 2020		187,569,640	1,043,930				187,569,640	187,569,640
Ending balance, Outstanding (in shares) at Dec. 31, 2020		167,965,710					167,965,710	167,965,710
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥		¥ 1		19,088			¥ 19,089
Share-based awards provided to employees, issued (in shares)		1,160,438
Share-based awards provided to employees, Outstanding (in shares)		1,160,438
Share-based awards provided to employees of consolidated group of CreditEase | ¥		¥ 1		23,222		(23,223)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)		1,126,902
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)		1,126,902
Repurchase of ordinary shares | ¥			¥ (2,750)				(2,750)
Repurchase of ordinary shares (in shares)		(257,124)	257,124
Foreign currency translation adjustments					(3,193)		(3,193)	$ (501)
Unrealized gains on available-for-sale investments					(2,362)		(2,362)	(371)
Net income/(loss)						1,032,984	1,032,984	162,098
Ending balance at Dec. 31, 2021		¥ 123	¥ (42,897)	¥ 5,100,486	¥ 11,553	¥ (247,833)	¥ 4,821,432	$ 756,588
Ending balance, issued (in shares) at Dec. 31, 2021		189,856,980	1,301,054				189,856,980	189,856,980
Ending balance, Outstanding (in shares) at Dec. 31, 2021		169,995,926					169,995,926	169,995,926

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.
[2]	During the year ended December 31, 2020, CreditEase surrendered 18,560,000 ordinary shares for no consideration. The Company treated the transaction as a contribution from shareholder combined with a repurchase of shares for no consideration.